Label	Element	Value
(Delaware Corporate Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Corporate Bond Fund seeks to provide investors with total return.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 28, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 215% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	215.00%
Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy). Delaware Management Company (Manager) focuses on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds the Manager selects for the portfolio are typically rated BBB- and above by Standard & Poor's Financial Services LLC (S&P), Baa3 and above by Moody's Investors Service, Inc. (Moody's), or similarly rated by another NRSRO. The Manager may also invest in unrated bonds if it believes their credit quality is comparable to those that have investment grade ratings.

The Fund may also invest up to 20% of its net assets in high yield corporate bonds ("junk bonds"). In addition, the Fund may invest up to 40% of its total assets in foreign securities, but the Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The average portfolio duration of the Fund will generally vary within two years (plus or minus) of the current average duration of the Barclays U.S. Corporate Investment Grade Index, which as of Oct. 31, 2015, was 7.15 years. Duration measures a bond's sensitivity to interest rates by indicating the approximate change in a bond or bond fund's price given a 1% change in interest rates.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A portfolio's ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. In addition, certain loans in which the fund invests may not be considered securities. The fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Corporate Bond Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of -1.01%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 14.62% for the quarter ended June 30, 2009 and its lowest quarterly return was -6.83% for the quarter ended Sept. 30, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual returns in the table below do include the sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
(Delaware Corporate Bond Fund) | Barclays U.S. Corporate Investment Grade Index (reflectsno deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.46%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	5.53%
(Delaware Corporate Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 542
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	738
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	951
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,563
Annual Return 2005	rr_AnnualReturn2005	1.85%
Annual Return 2006	rr_AnnualReturn2006	6.60%
Annual Return 2007	rr_AnnualReturn2007	3.10%
Annual Return 2008	rr_AnnualReturn2008	(8.44%)
Annual Return 2009	rr_AnnualReturn2009	28.84%
Annual Return 2010	rr_AnnualReturn2010	11.49%
Annual Return 2011	rr_AnnualReturn2011	7.31%
Annual Return 2012	rr_AnnualReturn2012	14.59%
Annual Return 2013	rr_AnnualReturn2013	(0.60%)
Annual Return 2014	rr_AnnualReturn2014	6.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of -1.01%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.01%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 14.62% for the quarter ended June 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -6.83% for the quarter ended Sept. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.83%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	6.82%
10 Years	rr_AverageAnnualReturnYear10	6.27%
(Delaware Corporate Bond Fund) | Class A | return after taxes on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	3.93%
(Delaware Corporate Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.33%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	3.96%
(Delaware Corporate Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	922
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,008
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	535
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	922
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,008
1 Year	rr_AverageAnnualReturnYear01	5.02%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	5.95%
(Delaware Corporate Bond Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	380
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,454
1 Year	rr_AverageAnnualReturnYear01	6.36%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	6.47%
(Delaware Corporate Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	223
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 870
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	8.02%
10 Years	rr_AverageAnnualReturnYear10	7.02%
(Delaware Extended Duration Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Extended Duration Bond Fund seeks to provide investors with total return.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 28, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 185% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	185.00%
Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate bonds (80% policy). Delaware Management Company (Manager) focuses on corporate bonds that have investment grade credit ratings from a nationally recognized statistical rating organization (NRSRO). The bonds the Manager selects for the portfolio are typically rated BBB- and above by Standard & Poor's Financial Services LLC (S&P), Baa3 and above by Moody's Investors Service, Inc. (Moody's), or similarly rated by another NRSRO. The Manager may also invest in unrated bonds if it believes their credit quality is comparable to those that have investment grade ratings.

The Fund may also invest up to 20% of its net assets in high yield corporate bonds ("junk bonds"). In addition, the Fund may invest up to 40% of its total assets in foreign securities, but the Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets.

The average portfolio duration of the Fund will generally vary within two years (plus or minus) of the current average duration of the Barclays Long U.S. Corporate Index, which as of Oct. 31, 2015, was 13.53 years. Duration measures a bond's sensitivity to interest rates by indicating the approximate change in a bond or bond fund's price given a 1% change in interest rates.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A portfolio's ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. In addition, certain loans in which the fund invests may not be considered securities. The fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Extended Duration Bond Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of -3.54%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 14.88% for the quarter ended June 30, 2009 and its lowest quarterly return was -8.61% for the quarter ended Sept. 30, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual returns in the table below do include the sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
(Delaware Extended Duration Bond Fund) | Barclays Long U.S. Corporate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.73%
5 Years	rr_AverageAnnualReturnYear05	9.60%
10 Years	rr_AverageAnnualReturnYear10	6.99%
(Delaware Extended Duration Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 544
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	750
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,616
Annual Return 2005	rr_AnnualReturn2005	2.85%
Annual Return 2006	rr_AnnualReturn2006	5.33%
Annual Return 2007	rr_AnnualReturn2007	3.02%
Annual Return 2008	rr_AnnualReturn2008	(2.85%)
Annual Return 2009	rr_AnnualReturn2009	24.96%
Annual Return 2010	rr_AnnualReturn2010	14.31%
Annual Return 2011	rr_AnnualReturn2011	16.50%
Annual Return 2012	rr_AnnualReturn2012	16.40%
Annual Return 2013	rr_AnnualReturn2013	(4.00%)
Annual Return 2014	rr_AnnualReturn2014	15.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of -3.54%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.54%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 14.88% for the quarter ended June 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.88%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -8.61% for the quarter ended Sept. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.61%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	10.75%
5 Years	rr_AverageAnnualReturnYear05	10.49%
10 Years	rr_AverageAnnualReturnYear10	8.36%
(Delaware Extended Duration Bond Fund) | Class A | return after taxes on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.40%
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	5.71%
(Delaware Extended Duration Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.72%
5 Years	rr_AverageAnnualReturnYear05	7.11%
10 Years	rr_AverageAnnualReturnYear10	5.53%
(Delaware Extended Duration Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	945
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,059
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	547
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	945
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,059
1 Year	rr_AverageAnnualReturnYear01	14.04%
5 Years	rr_AverageAnnualReturnYear05	10.69%
10 Years	rr_AverageAnnualReturnYear10	8.07%
(Delaware Extended Duration Bond Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	682
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,508
Label	rr_AverageAnnualReturnLabel	(lifetime: 10/3/05–12/31/14)
1 Year	rr_AverageAnnualReturnYear01	15.60%
5 Years	rr_AverageAnnualReturnYear05	11.23%
Lifetime	rr_AverageAnnualReturnSinceInception	9.01%
(Delaware Extended Duration Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	413
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 927
1 Year	rr_AverageAnnualReturnYear01	16.21%
5 Years	rr_AverageAnnualReturnYear05	11.80%
10 Years	rr_AverageAnnualReturnYear10	9.14%
(Delaware High-Yield Opportunities Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	What are the Fund's investment objectives?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware High-Yield Opportunities Fund seeks total return and, as a secondary objective, high current income.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 28, 2016
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor's Financial Services LLC (S&P), Baa3 by Moody's Investors Services, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy). These are commonly known as high yield bonds or "junk bonds" and involve greater risks than investment grade bonds. The Fund will also invest in unrated bonds that the Manager determines to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Fund may also invest in U.S. and foreign government securities and corporate bonds of foreign issuers. The Fund may invest up to 40% of its net assets in foreign securities; however, the Fund's total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of the Fund's net assets, and investments in emerging market securities will be limited to 20% of the Fund's net assets. In selecting bonds for the portfolio, the Manager evaluates the income provided by the bond and the bond's appreciation potential as well as the issuer's ability to make income and principal payments.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A portfolio's ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. In addition, certain loans in which the fund invests may not be considered securities. The fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Redemption risk — If investors redeem more shares of a fund than are purchased for an extended period of time, a fund may be required to sell securities without regard to the investment merits of such actions. This could decrease a fund's asset base, potentially resulting in a higher expense ratio.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware High-Yield Opportunities Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of -4.04%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 19.45% for the quarter ended June 30, 2009, and its lowest quarterly return was -18.08% for the quarter ended Dec. 31, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual returns in the table below do include the sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
(Delaware High-Yield Opportunities Fund) | BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	8.85%
10 Years	rr_AverageAnnualReturnYear10	7.61%
(Delaware High-Yield Opportunities Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	783
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,033
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,746
Annual Return 2005	rr_AnnualReturn2005	3.04%
Annual Return 2006	rr_AnnualReturn2006	12.36%
Annual Return 2007	rr_AnnualReturn2007	1.61%
Annual Return 2008	rr_AnnualReturn2008	(25.83%)
Annual Return 2009	rr_AnnualReturn2009	49.69%
Annual Return 2010	rr_AnnualReturn2010	16.31%
Annual Return 2011	rr_AnnualReturn2011	1.91%
Annual Return 2012	rr_AnnualReturn2012	17.38%
Annual Return 2013	rr_AnnualReturn2013	8.79%
Annual Return 2014	rr_AnnualReturn2014	(0.47%)
Year to Date Return, Label	rr_YearToDateReturnLabel	As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of -4.04%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.04%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 19.45% for the quarter ended June 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.45%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -18.08% for the quarter ended Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.08%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(4.85%)
5 Years	rr_AverageAnnualReturnYear05	7.56%
10 Years	rr_AverageAnnualReturnYear10	6.51%
(Delaware High-Yield Opportunities Fund) | Class A | return after taxes on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.41%)
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	3.59%
(Delaware High-Yield Opportunities Fund) | Class A | return after taxes on distributions and sale of Fund shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	3.82%
(Delaware High-Yield Opportunities Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,004
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,185
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	581
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,004
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,185
1 Year	rr_AverageAnnualReturnYear01	(2.14%)
5 Years	rr_AverageAnnualReturnYear05	7.71%
10 Years	rr_AverageAnnualReturnYear10	6.24%
(Delaware High-Yield Opportunities Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	743
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,640
1 Year	rr_AverageAnnualReturnYear01	(0.71%)
5 Years	rr_AverageAnnualReturnYear05	8.30%
10 Years	rr_AverageAnnualReturnYear10	6.79%
(Delaware High-Yield Opportunities Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	475
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,066
1 Year	rr_AverageAnnualReturnYear01	(0.47%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	7.28%
(Delaware Diversified Floating Rate Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Diversified Floating Rate Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial intermediary, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in floating-rate securities, including but not limited to, investment grade corporate bonds, bank loans, high yield bonds, nonagency mortgage-backed securities, asset-backed securities, securities issued or guaranteed by the U.S. government, municipal bonds, securities of foreign issuers in both developed and emerging markets, and may include derivatives instruments that attempt to achieve a floating rate of income for the Fund when they are combined with a group of fixed-rate securities (80% policy). Delaware Management Company (Manager) will determine how much of the Fund's assets to allocate among the different types of securities in which the Fund may invest based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The instruments listed in the preceding paragraph may be variable- and floating-rate debt securities that generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter). Derivatives instruments may be utilized to effectively convert the fixed-rate interest payments from a group of certain Fund portfolio securities into floating-rate interest payments. The Fund may also invest in securities other than those listed above. The average portfolio duration (that is, the sensitivity to general changes in interest rates) of this Fund will generally not exceed one year.

Up to 50% of the Fund's total assets may be allocated to below-investment-grade securities within the Fund. Investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund's total assets. The Manager will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund may also invest up to 50% of its total assets in a wide range of derivatives instruments, including options, futures contracts, options on futures contracts, and swaps. In addition, the Fund may hold a portion of its assets in cash or cash equivalents.

The 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

Loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A portfolio's ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. In addition, certain loans in which the fund invests may not be considered securities. The fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Prepayment risk — The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Neither the Manager nor its affiliates noted in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Diversified Floating Rate Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of -0.20%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 2.23% for the quarter ended March 31, 2012 and its lowest quarterly return was -2.42% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual returns in the table below do include the sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
(Delaware Diversified Floating Rate Fund) | BofA Merrill Lynch U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.23%
Lifetime	rr_AverageAnnualReturnSinceInception	0.33%	[5]
(Delaware Diversified Floating Rate Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 369
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	786
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409
Annual Return 2011	rr_AnnualReturn2011	0.17%
Annual Return 2012	rr_AnnualReturn2012	5.39%
Annual Return 2013	rr_AnnualReturn2013	1.74%
Annual Return 2014	rr_AnnualReturn2014	0.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of Sept. 30, 2015, the Fund's Class A shares had a calendar year-to-date return of -0.20%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.20%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 2.23% for the quarter ended March 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.23%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -2.42% for the quarter ended Sept. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.42%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	(2.43%)
Lifetime	rr_AverageAnnualReturnSinceInception	1.54%	[5]
(Delaware Diversified Floating Rate Fund) | Class A | return after taxes on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.14%)
Lifetime	rr_AverageAnnualReturnSinceInception	0.75%	[5]
(Delaware Diversified Floating Rate Fund) | Class A | return after taxes on distributions and sale of Fund shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
Lifetime	rr_AverageAnnualReturnSinceInception	0.88%	[5]
(Delaware Diversified Floating Rate Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	923
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,009
1 Year	rr_AverageAnnualReturnYear01	(1.44%)
Lifetime	rr_AverageAnnualReturnSinceInception	1.37%	[5]
(Delaware Diversified Floating Rate Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,455
1 Year	rr_AverageAnnualReturnYear01	0.04%
Lifetime	rr_AverageAnnualReturnSinceInception	1.86%	[5]
(Delaware Diversified Floating Rate Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
1 Year	rr_AverageAnnualReturnYear01	0.54%
Lifetime	rr_AverageAnnualReturnSinceInception	2.38%	[5]

[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund's average daily net assets from Nov. 27, 2015 through Nov. 28, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[3]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.71% of the Fund's average daily net assets from Nov. 27, 2015 through Nov. 28, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.80% of the Fund's average daily net assets from Nov. 27, 2015 through Nov. 28, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund's Board of Trustees (Board).
[5]	(2/26/10-12/31/14)